Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net change in proceeds managed
Net change in short-term investments	$ (10,721)	$ 1,864	$ 38,737
Operating cash flow (used) provided	(10,721)	1,864	38,737
Net change in liabilities
Liabilities for collateral, beginning of year	(59,067)	(60,931)	(99,668)
Liabilities for collateral, end of year	(69,788)	(59,067)	(60,931)
Operating cash flow provided (used)	$ 10,721	$ (1,864)	$ (38,737)